Related parties	12 Months Ended
Jun. 30, 2026
Related parties
Related parties

22.Related parties

During the year, the Company advanced funds of $25.6m (2025: $4.9m), and recharged net costs totalling $390k (2025: $48k), including management charges for director and consultant fees totalling $409k (2025: $120k), to Golden Metal Resources, LLC, the Company’s wholly owned subsidiary

During the year, the Board approved the capitalisation of intercompany loan balances of $30.485 million into the Company’s investment in Golden Metal Resources, LLC. Following this reclassification, no amount was outstanding at the reporting date (2025: $4.9 million).

22.Related parties (continued)

Transactions with key management personnel:

During the year the Company paid US$10.8k (2025: US$31.1k) to MBB Trading Pty Ltd, a company in which M Billing (a director who resigned during the year) has a beneficial interest in, for his director services. These fees are in line with his Director contract.

During the year the Company paid US$561k (2025: US$50.8k) to The Zephyr Group LLC, a company in which J.T. Starzecki has a beneficial interest in, for his director services. These fees are in line with his Director contract.

During the year the Company paid US$54.9k (2025: US$nil) to Schlumpberger Inc., a company in which Michael Schlumpberger has a beneficial interest in, for his director services. These fees are in line with his Director contract.

During the year the Company paid US$11k (2025: US$nil) to Abundance Resources International, LLC., a company in which Mark Thorpe has a beneficial interest in, for his director services. These fees are in line with his Director contract.